Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000244704
Shareholder Report [Line Items]
Fund Name	Barrett Growth Fund
Trading Symbol	BGRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the Fund returned 28.35% against a return of 25.02% for the Fund’s broad-based securities market index, the S&P 500® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Consumer Discretionary. Technology stocks, particularly companies that have realized productivity gains from artificial intelligence, outperformed. The election results benefitted financial services firms as investors believe President Trump will support deregulation. The Fund benefited from strong performance among many of its leading names. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Ares Management Corp., and Progressive Corp. Ares benefited from the continued strength of its lending business and asset growth.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Health Care. The demand for energy wavered throughout the year, leading to muted returns for the sector. Health Care stocks also lagged as investors favored high-growth tech stocks over more defensive sectors. The three individual securities that detracted the most on an absolute basis were Zoetis, Inc., Adobe, Inc., and Regeneron Pharmaceuticals, Inc. Adobe was impacted by growing competition to the creative suite of products as well as diminishing pricing power.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Barrett Growth	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,074	$10,138
Dec-2016	$10,783	$11,351
Dec-2017	$13,049	$13,829
Dec-2018	$12,997	$13,223
Dec-2019	$17,152	$17,386
Dec-2020	$22,124	$20,585
Dec-2021	$26,857	$26,494
Dec-2022	$20,246	$21,696
Dec-2023	$26,912	$27,399
Dec-2024	$34,543	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Growth	28.35%	15.03%	13.20%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,611,285	$ 28,611,285
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 85,651
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,611,285
Number of Portfolio Holdings	34
Portfolio Turnover	8%
Total Advisory Fees Paid	$85,651
Total Advisory Fees Paid %	0.30%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.7%
Financials	20.9%
Health Care	14.4%
Consumer Discretionary	14.3%
Communication Services	7.2%
Industrials	5.1%
Consumer Staples	3.2%
Materials	2.5%
Energy	0.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.2%
Microsoft Corp.	6.8%
Visa, Inc.	6.4%
Ares Management Corp.	5.9%
Apple, Inc.	5.7%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	4.6%
TJX Cos., Inc. (The)	3.9%
Progressive Corp. (The)	3.8%
Tetra Tech, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000244699
Shareholder Report [Line Items]
Fund Name	Barrett Opportunity Fund
Trading Symbol	SAOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the Fund returned 22.65% against a return of 25.02% for the Fund’s broad-based securities market index, the S&P 500® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Consumer Discretionary, and Industrials. The election results benefitted financial services firms as investors believe President Trump will support deregulation. The three individual securities that contributed the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Alphabet, Inc. Alphabet continued to benefit from its artificial intelligence-oriented products. Advertising spend and its cloud business also drove the stock’s outperformance.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Energy, Real Estate, and Consumer Staples. Demand for energy ebbed and flowed throughout the year. Further, the Federal Reserve Board’s decision to slow its pace of lowering interest rates has created a headwind for the real estate sector. The three individual securities that detracted the most on an absolute basis were Murphy Oil Corp., Rayonier, Inc., and PepsiCo, Inc. In our view, consumer demand for PepsiCo’s products may be shifting due to the rise in obesity drugs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Barrett Opportunity	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,706	$10,138
Dec-2016	$11,401	$11,351
Dec-2017	$13,747	$13,829
Dec-2018	$12,464	$13,223
Dec-2019	$14,945	$17,386
Dec-2020	$15,129	$20,585
Dec-2021	$19,942	$26,494
Dec-2022	$18,685	$21,696
Dec-2023	$21,997	$27,399
Dec-2024	$26,979	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Barrett Opportunity	22.65%	12.54%	10.43%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,617,689	$ 24,617,689
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 118,771
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,617,689
Number of Portfolio Holdings	17
Portfolio Turnover	0%
Total Advisory Fees Paid	$118,771
Total Advisory Fees Paid %	0.51%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	31.2%
Information Technology	17.3%
Industrials	16.2%
Energy	12.8%
Communication Services	9.3%
Consumer Discretionary	8.9%
Health Care	2.5%
Consumer Staples	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jefferies Financial Group, Inc.	16.6%
General Dynamics Corp.	10.7%
Microsoft Corp.	10.7%
Alphabet, Inc.	9.3%
Shell PLC	8.9%
Bank of New York Mellon Corp. (The)	8.3%
Murphy USA, Inc.	7.8%
Apple, Inc.	6.6%
Automatic Data Processing, Inc.	5.5%
Murphy Oil Corp.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211582
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 16.89% against a return of 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the Fund’s outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and Ares Management Corp. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence semiconductors and a recovery in its other cyclical end markets.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Materials. Within Health Care, the portfolio’s positions in pharmaceutical and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were Mondelez International, Inc., Zoetis, Inc., and Microchip Technology, Inc. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH All Cap - Inst	Russell 3000® Index
Dec-2014	$250,000	$250,000
Dec-2015	$263,172	$251,197
Dec-2016	$279,507	$283,187
Dec-2017	$331,738	$343,026
Dec-2018	$313,304	$325,046
Dec-2019	$409,186	$425,871
Dec-2020	$516,312	$514,827
Dec-2021	$668,857	$646,937
Dec-2022	$540,370	$522,680
Dec-2023	$618,612	$658,351
Dec-2024	$723,096	$815,090

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Inst	16.89%	12.06%	11.21%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,338,578	$ 104,338,578
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 665,590
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$104,338,578
Number of Portfolio Holdings	55
Portfolio Turnover	27%
Total Advisory Fees Paid	$665,590
Total Advisory Fees Paid %	0.56%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	16.2%
Health Care	12.4%
Industrials	12.3%
Consumer Discretionary	12.0%
Consumer Staples	5.3%
Communication Services	3.9%
Energy	3.0%
Materials	2.5%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.4%
Alphabet, Inc.	3.9%
ServiceNow, Inc.	3.2%
Visa, Inc.	3.2%
Marvell Technology, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Ares Management Corp.	2.9%
Apple, Inc.	2.7%
Reinsurance Group of America, Inc.	2.5%
Palo Alto Networks, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211581
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill All Cap Fund
Trading Symbol	SBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 16.85% against a return of 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the Fund’s outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and Ares Management Corp. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence semiconductors and a recovery in its other cyclical end markets.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Materials. Within Health Care, the portfolio’s positions in pharmaceutical and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were Mondelez International, Inc., Zoetis, Inc., and Microchip Technology, Inc. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view.

.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH All Cap - Retail	Russell 3000® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,511	$10,048
Dec-2016	$11,147	$11,327
Dec-2017	$13,210	$13,721
Dec-2018	$12,457	$13,002
Dec-2019	$16,247	$17,035
Dec-2020	$20,485	$20,593
Dec-2021	$26,542	$25,877
Dec-2022	$21,439	$20,907
Dec-2023	$24,522	$26,334
Dec-2024	$28,654	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH All Cap - Retail	16.85%	12.02%	11.10%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,338,578	$ 104,338,578
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 665,590
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$104,338,578
Number of Portfolio Holdings	55
Portfolio Turnover	27%
Total Advisory Fees Paid	$665,590
Total Advisory Fees Paid %	0.56%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	16.2%
Health Care	12.4%
Industrials	12.3%
Consumer Discretionary	12.0%
Consumer Staples	5.3%
Communication Services	3.9%
Energy	3.0%
Materials	2.5%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.4%
Alphabet, Inc.	3.9%
ServiceNow, Inc.	3.2%
Visa, Inc.	3.2%
Marvell Technology, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Ares Management Corp.	2.9%
Apple, Inc.	2.7%
Reinsurance Group of America, Inc.	2.5%
Palo Alto Networks, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000169263
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 2.53% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. Over the year, the entire yield curve rose between 31 and 72 basis points proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion.

  At year-end, the State of Colorado remains in the top tier of states to be invested in, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$257,538	$257,068	$258,254
Dec-2016	$257,381	$257,093	$258,895
Dec-2017	$271,360	$268,228	$273,000
Dec-2018	$273,341	$272,467	$276,501
Dec-2019	$291,927	$290,016	$297,335
Dec-2020	$307,368	$303,738	$312,834
Dec-2021	$313,548	$306,361	$317,581
Dec-2022	$280,482	$288,133	$290,503
Dec-2023	$294,955	$303,283	$309,099
Dec-2024	$302,403	$305,957	$312,357

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	2.53%	0.71%	1.92%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 325,482,674	$ 325,482,674
Holdings Count | Holding	173	173
Advisory Fees Paid, Amount	$ 1,035,916
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$325,482,674
Number of Portfolio Holdings	173
Portfolio Turnover	45%
Total Advisory Fees Paid	$1,035,916
Total Advisory Fees Paid %	0.31%
Average maturity (years)	10.86
30-day SEC yield (with waivers)	3.38%
30-day SEC yield (without waivers)	3.31%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	43.6%
General Obligation	15.5%
Certificate Participation	14.6%
Variable Rate Demand Note	12.7%
Local Authority	7.8%
U.S. Treasury Obligations	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018312
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Colorado Tax-Free Fund
Trading Symbol	WTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 2.39% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. Over the year, the entire yield curve rose between 31 and 72 basis points proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion.

  At year-end, the State of Colorado remains in the top tier of states to be invested in, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,302	$10,283	$10,330
Dec-2016	$10,294	$10,284	$10,356
Dec-2017	$10,821	$10,729	$10,920
Dec-2018	$10,896	$10,899	$11,060
Dec-2019	$11,618	$11,601	$11,893
Dec-2020	$12,208	$12,150	$12,513
Dec-2021	$12,437	$12,254	$12,703
Dec-2022	$11,114	$11,525	$11,620
Dec-2023	$11,673	$12,131	$12,364
Dec-2024	$11,952	$12,238	$12,494

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	2.39%	0.57%	1.80%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 325,482,674	$ 325,482,674
Holdings Count | Holding	173	173
Advisory Fees Paid, Amount	$ 1,035,916
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$325,482,674
Number of Portfolio Holdings	173
Portfolio Turnover	45%
Total Advisory Fees Paid	$1,035,916
Total Advisory Fees Paid %	0.31%
Average maturity (years)	10.86
30-day SEC yield (with waivers)	3.41%
30-day SEC yield (without waivers)	3.19%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	43.6%
General Obligation	15.5%
Certificate Participation	14.6%
Variable Rate Demand Note	12.7%
Local Authority	7.8%
U.S. Treasury Obligations	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211584
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$132	1.23%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 13.88% against a return of 7.50% for the MSCI Emerging Markets Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, China, and India. Taiwan saw strong performance in semiconductor stocks as demand for artificial intelligence (“AI”) chips remained high. In China, diversified bank stocks benefitted as policymakers took steps to support the housing market in hopes of lowering risk exposure for lenders. Gains in specialized finance, tobacco, and pharmaceutical stocks drove positive returns in India as investors remained upbeat on the country’s growth outlook.

  The three countries that detracted most from the Fund’s returns on an absolute basis were South Korea, Brazil, and Mexico. In South Korea, technology hardware storage and peripheral and semiconductor stocks fell as competition from other countries for more powerful AI chips increased. Steel companies and diversified banks in Brazil underperformed on fears that the government will be unable to contain a deepening fiscal crisis. Mexico ended the year lower, with household product and construction material stocks having the largest impacts as the peso weakened and investors grew concerned about potential changes in trade relations with the U.S.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$213,549	$212,704	$238,499
Dec-2016	$243,681	$236,501	$249,010
Dec-2017	$331,593	$324,679	$318,269
Dec-2018	$275,062	$277,377	$271,304
Dec-2019	$326,797	$328,477	$329,992
Dec-2020	$350,254	$388,605	$366,681
Dec-2021	$369,489	$378,730	$397,941
Dec-2022	$310,092	$302,637	$331,955
Dec-2023	$373,981	$332,381	$383,810
Dec-2024	$425,885	$357,323	$403,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	13.88%	5.44%	5.47%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,077,979	$ 65,077,979
Holdings Count | Holding	456	456
Advisory Fees Paid, Amount	$ 221,687
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,077,979
Number of Portfolio Holdings	456
Portfolio Turnover	88%
Total Advisory Fees Paid	$221,687
Total Advisory Fees Paid %	0.36%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	24.4%
Information Technology	24.1%
Consumer Discretionary	13.6%
Communication Services	9.3%
Industrials	6.8%
Materials	5.9%
Energy	4.9%
Consumer Staples	4.8%
Health Care	3.1%
Utilities	2.5%
Real Estate	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.4%
Infosys, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Bank of China, Ltd.	1.2%
China Tower Corp., Ltd.	1.2%
China Construction Bank Corp.	1.1%
Gree Electric Appliances, Inc. of Zhuhai	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211583
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Emerging Markets Fund
Trading Symbol	SBHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 13.77% against a return of 7.50% for the MSCI Emerging Markets Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, China, and India. Taiwan saw strong performance in semiconductor stocks as demand for artificial intelligence (“AI”) chips remained high. In China, diversified bank stocks benefitted as policymakers took steps to support the housing market in hopes of lowering risk exposure for lenders. Gains in specialized finance, tobacco, and pharmaceutical stocks drove positive returns in India as investors remained upbeat on the country’s growth outlook.

  The three countries that detracted most from the Fund’s returns on an absolute basis were South Korea, Brazil, and Mexico. In South Korea, technology hardware storage and peripheral and semiconductor stocks fell as competition from other countries for more powerful AI chips increased. Steel companies and diversified banks in Brazil underperformed on fears that the government will be unable to contain a deepening fiscal crisis. Mexico ended the year lower, with household product and construction material stocks having the largest impacts as the peso weakened and investors grew concerned about potential changes in trade relations with the U.S.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,532	$8,508	$9,540
Dec-2016	$9,706	$9,460	$9,960
Dec-2017	$13,178	$12,987	$12,731
Dec-2018	$10,915	$11,095	$10,852
Dec-2019	$12,924	$13,139	$13,200
Dec-2020	$13,835	$15,544	$14,667
Dec-2021	$14,558	$15,149	$15,918
Dec-2022	$12,204	$12,105	$13,278
Dec-2023	$14,687	$13,295	$15,352
Dec-2024	$16,710	$14,293	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	13.77%	5.27%	5.27%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,077,979	$ 65,077,979
Holdings Count | Holding	456	456
Advisory Fees Paid, Amount	$ 221,687
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,077,979
Number of Portfolio Holdings	456
Portfolio Turnover	88%
Total Advisory Fees Paid	$221,687
Total Advisory Fees Paid %	0.36%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Financials	24.4%
Information Technology	24.1%
Consumer Discretionary	13.6%
Communication Services	9.3%
Industrials	6.8%
Materials	5.9%
Energy	4.9%
Consumer Staples	4.8%
Health Care	3.1%
Utilities	2.5%
Real Estate	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.4%
Infosys, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Bank of China, Ltd.	1.2%
China Tower Corp., Ltd.	1.2%
China Construction Bank Corp.	1.1%
Gree Electric Appliances, Inc. of Zhuhai	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052675
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 16.36% against a return of 18.67% for the Fund’s broad-based securities market index, the MSCI World Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop in the U.S., with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc. and JPMorgan Chase & Co. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence (“AI”) semiconductors and a recovery in its other cyclical end markets.

  The two sectors that detracted from the Fund’s returns on an absolute basis were Health Care and Materials. Within Health Care, the Fund’s positions in names providing GLP-1 inputs/products were the primary sources of weakness. The three individual securities that detracted the most on an absolute basis were Bachem Holding A.G., Renesas Electronics Corp., and Adobe, Inc. At Adobe, Inc., a lack of monetization and pricing related to AI applications along with worries related to increasing competition caused the shares to underperform, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Global All Cap - Inst	MSCI World Index
Dec-2014	$250,000	$250,000
Dec-2015	$248,953	$247,822
Dec-2016	$270,440	$266,435
Dec-2017	$323,942	$326,117
Dec-2018	$296,297	$297,707
Dec-2019	$371,999	$380,083
Dec-2020	$383,296	$440,525
Dec-2021	$482,735	$536,636
Dec-2022	$393,197	$439,282
Dec-2023	$479,187	$543,774
Dec-2024	$557,568	$645,302

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	16.36%	8.43%	8.35%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,482,850	$ 35,482,850
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 52,793
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,482,850
Number of Portfolio Holdings	57
Portfolio Turnover	25%
Total Advisory Fees Paid	$52,793
Total Advisory Fees Paid %	0.15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.4%
Financials	14.9%
Industrials	14.2%
Consumer Discretionary	12.5%
Health Care	10.5%
Consumer Staples	7.1%
Communication Services	5.1%
Energy	2.9%
Materials	2.4%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.0%
ServiceNow, Inc.	3.2%
Marvell Technology, Inc.	3.1%
Visa, Inc.	2.9%
Alphabet, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Apple, Inc.	2.6%
Constellation Software, Inc.	2.5%
Reinsurance Group of America, Inc.	2.3%
Nintendo Co., Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018316
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Global All Cap Fund
Trading Symbol	WTMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 16.28% against a return of 18.67% for the Fund’s broad-based securities market index, the MSCI World Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop in the U.S., with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc. and JPMorgan Chase & Co. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence (“AI”) semiconductors and a recovery in its other cyclical end markets.

  The two sectors that detracted from the Fund’s returns on an absolute basis were Health Care and Materials. Within Health Care, the Fund’s positions in names providing GLP-1 inputs/products were the primary sources of weakness. The three individual securities that detracted the most on an absolute basis were Bachem Holding A.G., Renesas Electronics Corp., and Adobe, Inc. At Adobe, Inc., a lack of monetization and pricing related to AI applications along with worries related to increasing competition caused the shares to underperform, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Global All Cap - Retail	MSCI World Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,944	$9,913
Dec-2016	$10,797	$10,657
Dec-2017	$12,909	$13,045
Dec-2018	$11,786	$11,908
Dec-2019	$14,775	$15,203
Dec-2020	$15,211	$17,621
Dec-2021	$19,139	$21,465
Dec-2022	$15,563	$17,571
Dec-2023	$18,928	$21,751
Dec-2024	$22,010	$25,812

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	16.28%	8.30%	8.21%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,482,850	$ 35,482,850
Holdings Count | Holding	57	57
Advisory Fees Paid, Amount	$ 52,793
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,482,850
Number of Portfolio Holdings	57
Portfolio Turnover	25%
Total Advisory Fees Paid	$52,793
Total Advisory Fees Paid %	0.15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.4%
Financials	14.9%
Industrials	14.2%
Consumer Discretionary	12.5%
Health Care	10.5%
Consumer Staples	7.1%
Communication Services	5.1%
Energy	2.9%
Materials	2.4%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.0%
ServiceNow, Inc.	3.2%
Marvell Technology, Inc.	3.1%
Visa, Inc.	2.9%
Alphabet, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Apple, Inc.	2.6%
Constellation Software, Inc.	2.5%
Reinsurance Group of America, Inc.	2.3%
Nintendo Co., Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246765
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 4.58% against a return of 3.82% for the MSCI EAFE Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, trading companies and technology hardware manufacturers contributed positively as the weaker yen benefitted exporters. Positive earnings and increased M&A activity in the United Kingdom boosted returns for diversified banks. In the Netherlands, health care equipment stocks and construction and engineering stocks were the main drivers of positive returns.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Australia, and New Zealand. France, where semiconductors and construction machinery stocks underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. Steel companies in Australia were the main drivers of negative returns on fears that a slowdown in economic growth, especially in China, could reduce demand for the commodity. Building products and electric utility companies dragged on New Zealand’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$250,000	$250,000	$250,000
Dec-2021	$250,474	$249,881	$247,050
Dec-2022	$224,906	$213,769	$206,085
Dec-2023	$272,656	$252,756	$238,277
Dec-2024	$285,153	$262,420	$250,746

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	4.58%	4.23%
MSCI EAFE Index	3.82%	1.54%
MSCI ACWI ex-USA Investable Market Index	5.23%	0.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,510,424	$ 2,510,424
Holdings Count | Holding	320	320
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,510,424
Number of Portfolio Holdings	320
Portfolio Turnover	111%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%

Holdings [Text Block]

What did the Fund invest in?

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Shell PLC	1.9%
British American Tobacco PLC	1.4%
Honda Motor Co., Ltd.	1.4%
GSK PLC	1.3%
Roche Holding A.G.	1.3%
Deutsche Bank A.G.	1.3%
KDDI Corp.	1.2%
Canon, Inc.	1.2%
Cie de Saint-Gobain S.A.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000246766
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Equity Fund
Trading Symbol	CIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 4.49% against a return of 3.82% for the MSCI EAFE Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, trading companies and technology hardware manufacturers contributed positively as the weaker yen benefitted exporters. Positive earnings and increased M&A activity in the United Kingdom boosted returns for diversified banks. In the Netherlands, health care equipment stocks and construction and engineering stocks were the main drivers of positive returns.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Australia, and New Zealand. France, where semiconductors and construction machinery stocks underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. Steel companies in Australia were the main drivers of negative returns on fears that a slowdown in economic growth, especially in China, could reduce demand for the commodity. Building products and electric utility companies dragged on New Zealand’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$10,000	$10,000	$10,000
Dec-2021	$10,017	$9,995	$9,882
Dec-2022	$8,981	$8,551	$8,243
Dec-2023	$10,873	$10,110	$9,531
Dec-2024	$11,361	$10,497	$10,030

Average Annual Return [Table Text Block]
	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	4.49%	4.10%
MSCI EAFE Index	3.82%	1.54%
MSCI ACWI ex-USA Investable Market Index	5.23%	0.09%

Performance Inception Date		Oct. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,510,424	$ 2,510,424
Holdings Count | Holding	320	320
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,510,424
Number of Portfolio Holdings	320
Portfolio Turnover	111%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%

Holdings [Text Block]

What did the Fund invest in?

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Shell PLC	1.9%
British American Tobacco PLC	1.4%
Honda Motor Co., Ltd.	1.4%
GSK PLC	1.3%
Roche Holding A.G.	1.3%
Deutsche Bank A.G.	1.3%
KDDI Corp.	1.2%
Canon, Inc.	1.2%
Cie de Saint-Gobain S.A.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211586
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 7.77% against a return of 1.82% for the MSCI EAFE Small Cap Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were the United Kingdom, Japan, and Italy. Construction and engineering stocks in the United Kingdom were main drivers of the country’s higher return on outlook improvements and strong results in the industry. In Japan, automotive parts and equipment manufacturers contributed positively as the weaker yen benefitted exporters. Diversified banks provided a boost to Italy’s performance as elevated interest rates increased profitability.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Switzerland, and Finland. France, where semiconductor and IT consulting companies underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. In Switzerland, semiconductor stocks dropped on disappointing earnings and outlooks. In Finland, real estate operating companies and IT consultants detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$266,610	$273,971	$238,499
Dec-2016	$281,874	$279,954	$249,010
Dec-2017	$363,101	$372,372	$318,269
Dec-2018	$277,066	$305,755	$271,304
Dec-2019	$323,344	$382,082	$329,992
Dec-2020	$306,038	$429,239	$366,681
Dec-2021	$346,408	$472,596	$397,941
Dec-2022	$300,705	$371,506	$331,955
Dec-2023	$352,532	$420,413	$383,810
Dec-2024	$379,909	$428,046	$403,894

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	7.77%	3.28%	4.27%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,126,924	$ 69,126,924
Holdings Count | Holding	291	291
Advisory Fees Paid, Amount	$ 415,731
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,126,924
Number of Portfolio Holdings	291
Portfolio Turnover	102%
Total Advisory Fees Paid	$415,731
Total Advisory Fees Paid %	0.50%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Consumer Discretionary	13.4%
Financials	12.7%
Real Estate	10.4%
Information Technology	9.0%
Materials	9.0%
Consumer Staples	6.2%
Health Care	5.7%
Communication Services	3.6%
Energy	2.9%
Utilities	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Currys PLC	1.2%
Sydbank A/S	1.1%
Betsson A.B.	1.1%
SANKYO Co., Ltd.	1.1%
Bank of Georgia Group PLC	1.0%
Yangzijiang Shipbuilding Holdings, Ltd.	1.0%
Ambea A.B.	1.0%
Kier Group PLC	1.0%
Kobe Steel, Ltd.	1.0%
Marks & Spencer Group PLC	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211585
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill International Small Cap Fund
Trading Symbol	SBHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 7.65% against a return of 1.82% for the MSCI EAFE Small Cap Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were the United Kingdom, Japan, and Italy. Construction and engineering stocks in the United Kingdom were main drivers of the country’s higher return on outlook improvements and strong results in the industry. In Japan, automotive parts and equipment manufacturers contributed positively as the weaker yen benefitted exporters. Diversified banks provided a boost to Italy’s performance as elevated interest rates increased profitability.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Switzerland, and Finland. France, where semiconductor and IT consulting companies underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. In Switzerland, semiconductor stocks dropped on disappointing earnings and outlooks. In Finland, real estate operating companies and IT consultants detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,653	$10,959	$9,540
Dec-2016	$11,247	$11,198	$9,960
Dec-2017	$14,436	$14,895	$12,731
Dec-2018	$10,978	$12,230	$10,852
Dec-2019	$12,794	$15,283	$13,200
Dec-2020	$12,089	$17,170	$14,667
Dec-2021	$13,658	$18,904	$15,918
Dec-2022	$11,840	$14,860	$13,278
Dec-2023	$13,863	$16,817	$15,352
Dec-2024	$14,924	$17,122	$16,156

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	7.65%	3.13%	4.08%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,126,924	$ 69,126,924
Holdings Count | Holding	291	291
Advisory Fees Paid, Amount	$ 415,731
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,126,924
Number of Portfolio Holdings	291
Portfolio Turnover	102%
Total Advisory Fees Paid	$415,731
Total Advisory Fees Paid %	0.50%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Consumer Discretionary	13.4%
Financials	12.7%
Real Estate	10.4%
Information Technology	9.0%
Materials	9.0%
Consumer Staples	6.2%
Health Care	5.7%
Communication Services	3.6%
Energy	2.9%
Utilities	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Currys PLC	1.2%
Sydbank A/S	1.1%
Betsson A.B.	1.1%
SANKYO Co., Ltd.	1.1%
Bank of Georgia Group PLC	1.0%
Yangzijiang Shipbuilding Holdings, Ltd.	1.0%
Ambea A.B.	1.0%
Kier Group PLC	1.0%
Kobe Steel, Ltd.	1.0%
Marks & Spencer Group PLC	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176021
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 3.09% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. The entire yield curve rose between 31 and 72 basis points, proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion versus the price moves. This income cushion has heightened importance in higher-volatility rate environments, which we saw at year end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	3.09%	1.20%	3.04%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.28%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 183,769,741	$ 183,769,741
Holdings Count | Holding	140	140
Advisory Fees Paid, Amount	$ 446,642
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$183,769,741
Number of Portfolio Holdings	140
Portfolio Turnover	95%
Total Advisory Fees Paid	$446,642
Total Advisory Fees Paid %	0.25%
Average maturity (years)	8.73
30-day SEC yield (with waivers)	3.43%
30-day SEC yield (without waivers)	3.42%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	63.1%
General Obligation	15.4%
Industrial	4.4%
Local Authority	4.1%
Variable Rate Demand Note	3.8%
U.S. Treasury Obligations	3.5%
Certificate Participation	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000176020
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Municipal Opportunities Fund
Trading Symbol	WTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 3.05% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. The entire yield curve rose between 31 and 72 basis points, proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion versus the price moves. This income cushion has heightened importance in higher-volatility rate environments, which we saw at year end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	3.05%	1.06%	2.88%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.28%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 183,769,741	$ 183,769,741
Holdings Count | Holding	140	140
Advisory Fees Paid, Amount	$ 446,642
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$183,769,741
Number of Portfolio Holdings	140
Portfolio Turnover	95%
Total Advisory Fees Paid	$446,642
Total Advisory Fees Paid %	0.25%
Average maturity (years)	8.73
30-day SEC yield (with waivers)	3.97%
30-day SEC yield (without waivers)	3.20%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Revenue	63.1%
General Obligation	15.4%
Industrial	4.4%
Local Authority	4.1%
Variable Rate Demand Note	3.8%
U.S. Treasury Obligations	3.5%
Certificate Participation	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052673
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WIIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 2.17% against a return of 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by an overweight toward intermediate corporate bonds and an allocation to high-yield corporate bonds. Intermediate corporate bonds outperformed longer-term corporate bonds, returning 4.22% vs. -1.95%, while high-yield corporate bonds generated an excess return of 5.02%. The Fund’s mortgage-backed securities (“MBS”) holdings also performed better than those in the index. Higher-coupon MBS outperformed lower-coupon MBS. The Fund’s U.S. Treasury holdings, due to their longer duration, underperformed those in the index.

  Sector selection had a positive impact on performance. The Fund was overweight corporate bonds vs. the index and underweight U.S. Treasury securities. Investment-grade corporate bonds within the index posted +2.46% excess returns vs. U.S. Treasury securities.

  The Fund’s duration was slightly shorter than the index’s duration, having a positive impact on performance as interest rates increased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$250,000	$250,000
Dec-2015	$250,574	$251,375
Dec-2016	$260,614	$258,029
Dec-2017	$273,144	$267,168
Dec-2018	$273,298	$267,198
Dec-2019	$297,622	$290,490
Dec-2020	$323,372	$312,295
Dec-2021	$321,960	$307,480
Dec-2022	$280,273	$267,476
Dec-2023	$301,553	$282,265
Dec-2024	$308,086	$285,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	2.17%	0.69%	2.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 744,353,484	$ 744,353,484
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 1,741,359
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$744,353,484
Number of Portfolio Holdings	144
Portfolio Turnover	36%
Total Advisory Fees Paid	$1,741,359
Total Advisory Fees Paid %	0.23%
Average maturity (years)	8.40
30-day SEC yield (with waivers)	4.62%
30-day SEC yield (without waivers)	4.50%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	29.9%
Industrial	23.6%
U.S. Treasury Obligations	22.4%
Finance	8.1%
Utility	7.5%
Asset Backed Securities	3.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.1%

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	8.1
1-3 yrs	14.3
3-4 yrs	13.8
4-6 yrs	18.3
6-8 yrs	30.2
8+ yrs	15.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018311
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Plus Bond Fund
Trading Symbol	WTIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 1.99% against a return of 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by an overweight toward intermediate corporate bonds and an allocation to high-yield corporate bonds. Intermediate corporate bonds outperformed longer-term corporate bonds, returning 4.22% vs. -1.95%, while high-yield corporate bonds generated an excess return of 5.02%. The Fund’s mortgage-backed securities (“MBS”) holdings also performed better than those in the index. Higher-coupon MBS outperformed lower-coupon MBS. The Fund’s U.S. Treasury holdings, due to their longer duration, underperformed those in the index.

  Sector selection had a positive impact on performance. The Fund was overweight corporate bonds vs. the index and underweight U.S. Treasury securities. Investment-grade corporate bonds within the index posted +2.46% excess returns vs. U.S. Treasury securities.

  The Fund’s duration was slightly shorter than the index’s duration, having a positive impact on performance as interest rates increased.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,001	$10,055
Dec-2016	$10,382	$10,321
Dec-2017	$10,874	$10,687
Dec-2018	$10,855	$10,688
Dec-2019	$11,810	$11,620
Dec-2020	$12,812	$12,492
Dec-2021	$12,738	$12,299
Dec-2022	$11,065	$10,699
Dec-2023	$11,891	$11,291
Dec-2024	$12,128	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	1.99%	0.53%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 744,353,484	$ 744,353,484
Holdings Count | Holding	144	144
Advisory Fees Paid, Amount	$ 1,741,359
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$744,353,484
Number of Portfolio Holdings	144
Portfolio Turnover	36%
Total Advisory Fees Paid	$1,741,359
Total Advisory Fees Paid %	0.23%
Average maturity (years)	8.40
30-day SEC yield (with waivers)	4.47%
30-day SEC yield (without waivers)	4.36%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	29.9%
Industrial	23.6%
U.S. Treasury Obligations	22.4%
Finance	8.1%
Utility	7.5%
Asset Backed Securities	3.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.1%

Exposure Basis Explanation [Text Block]	Duration Distribution
Duration	% Portfolio
0-1 yr	8.1
1-3 yrs	14.3
3-4 yrs	13.8
4-6 yrs	18.3
6-8 yrs	30.2
8+ yrs	15.3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000052678
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 5.76% against a return of 8.19% for the Bloomberg U.S. High Yield – 2% Issuer Capped Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Compared to the Bloomberg U.S. High Yield – 2% Issuer Capped Index, security selection had a negligible impact on performance. Credit quality positioning had the biggest impact on returns. Rating category returns for the year were 4.61% for intermediate BBBs, 6.30% for BBs, 7.38% for Bs, and 15.09% for CCCs. The Fund’s overweight to BBBs and underweight to CCCs were the main detractors. The Fund’s duration was about even compared to this index and not a driver of performance.

  Compared to the Bloomberg U.S. Aggregate Bond Index, the Fund had a shorter duration and a higher average yield. These two factors were the primary drivers of outperformance compared to this index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$246,232	$238,915	$251,375
Dec-2016	$278,498	$279,841	$258,029
Dec-2017	$296,178	$300,837	$267,168
Dec-2018	$290,257	$294,567	$267,198
Dec-2019	$325,957	$336,745	$290,490
Dec-2020	$350,089	$360,477	$312,295
Dec-2021	$361,744	$379,441	$307,480
Dec-2022	$327,354	$337,013	$267,476
Dec-2023	$367,329	$382,319	$282,265
Dec-2024	$388,484	$413,643	$285,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	5.76%	3.57%	4.51%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,714,033	$ 65,714,033
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 222,812
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,714,033
Number of Portfolio Holdings	67
Portfolio Turnover	13%
Total Advisory Fees Paid	$222,812
Total Advisory Fees Paid %	0.33%
Average maturity (years)	4.23
30-day SEC yield (with waivers)	5.57%
30-day SEC yield (without waivers)	5.47%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.5%
Finance	11.3%
Utility	6.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000018320
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Quality High Yield Fund
Trading Symbol	WTLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 5.53% against a return of 8.19% for the Bloomberg U.S. High Yield – 2% Issuer Capped Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Compared to the Bloomberg U.S. High Yield – 2% Issuer Capped Index, security selection had a negligible impact on performance. Credit quality positioning had the biggest impact on returns. Rating category returns for the year were 4.61% for intermediate BBBs, 6.30% for BBs, 7.38% for Bs, and 15.09% for CCCs. The Fund’s overweight to BBBs and underweight to CCCs were the main detractors. The Fund’s duration was about even compared to this index and not a driver of performance.

  Compared to the Bloomberg U.S. Aggregate Bond Index, the Fund had a shorter duration and a higher average yield. These two factors were the primary drivers of outperformance compared to this index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,836	$9,557	$10,055
Dec-2016	$11,091	$11,194	$10,321
Dec-2017	$11,777	$12,033	$10,687
Dec-2018	$11,518	$11,783	$10,688
Dec-2019	$12,925	$13,470	$11,620
Dec-2020	$13,869	$14,419	$12,492
Dec-2021	$14,304	$15,178	$12,299
Dec-2022	$12,910	$13,481	$10,699
Dec-2023	$14,479	$15,293	$11,291
Dec-2024	$15,280	$16,546	$11,432

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	5.53%	3.40%	4.33%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,714,033	$ 65,714,033
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount	$ 222,812
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,714,033
Number of Portfolio Holdings	67
Portfolio Turnover	13%
Total Advisory Fees Paid	$222,812
Total Advisory Fees Paid %	0.33%
Average maturity (years)	4.23
30-day SEC yield (with waivers)	5.42%
30-day SEC yield (without waivers)	5.33%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	78.5%
Finance	11.3%
Utility	6.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000243104
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Select Equity ETF
Trading Symbol	USSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 836-4265
Additional Information Website	www.cisbh.com/funds/etfs
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the ETF returned 24.53% against a return of 24.51% for the Russell 1000® Index and 23.81% for the broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Quanta Services, Inc., Alphabet, Inc., and ServiceNow, Inc. Quanta Services, Inc. outperformed given its exposure to electrification, data center power demand, and grid investments.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Health Care. Within Health Care, the Fund’s positions in pharmaceutical, managed care, and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were McKesson Corp., Mondelez International, Inc., and ASML Holding N.V. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
12/31/23	$10,557	$10,706	$10,709
12/31/24	$13,147	$13,330	$13,258

Average Annual Return [Table Text Block]
	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	24.53%	22.66%
Russell 1000® Index	24.51%	23.93%
Russell 3000® Index	23.81%	23.43%

Performance Inception Date		Aug. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 257,735,086	$ 257,735,086
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 825,971
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$257,735,086
Number of Portfolio Holdings	20
Portfolio Turnover	90%
Total Advisory Fees Paid	$825,971
Total Advisory Fees Paid %	0.49%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Information Technology	41.8%
Financials	24.6%
Consumer Discretionary	11.9%
Health Care	7.5%
Communication Services	7.4%
Industrials	4.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	7.5%
Alphabet, Inc.	7.4%
Microsoft Corp.	6.6%
Apple, Inc.	6.5%
Visa, Inc.	6.0%
ServiceNow, Inc.	5.0%
Ares Management Corp.	4.8%
Reinsurance Group of America, Inc.	4.8%
Quanta Services, Inc.	4.7%
TJX Cos., Inc. (The)	4.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/etfs
C000206636
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 5.17% against a return of 4.36% for the Bloomberg 1-3 Year US Government/Credit Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund primarily holds short-maturity 0-3 year securities. During 2024, short assets outperformed all other maturities as the yield curve steepened and normalized. Over the course of the year, 1-year yields decreased 62 basis points, 2-year yields remained flat, and 30-year yields increased 75 basis points.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 2.46% during the year.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 3.37% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Dec-2018	$250,500	$251,304	$252,287
Dec-2019	$259,557	$261,430	$274,278
Dec-2020	$265,225	$270,145	$294,867
Dec-2021	$265,084	$268,868	$290,321
Dec-2022	$259,848	$258,955	$252,549
Dec-2023	$273,286	$270,900	$266,512
Dec-2024	$287,421	$282,698	$269,844

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	5.17%	2.06%	2.33%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,418,190	$ 15,418,190
Holdings Count | Holding	72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,418,190
Number of Portfolio Holdings	72
Portfolio Turnover	58%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%
Average maturity (years)	1.70
30-day SEC yield (with waivers)	4.09%
30-day SEC yield (without waivers)	3.27%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	58.6%
Utility	19.9%
U.S. Treasury Obligations	10.7%
Asset Backed Securities	7.2%
Finance	2.0%
Municipal Bonds	0.4%

Material Fund Change Expenses [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000206635
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Short Term Plus Fund
Trading Symbol	SBHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 5.19% against a return of 4.36% for the Bloomberg 1-3 Year US Government/Credit Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund primarily holds short-maturity 0-3 year securities. During 2024, short assets outperformed all other maturities as the yield curve steepened and normalized. Over the course of the year, 1-year yields decreased 62 basis points, 2-year yields remained flat, and 30-year yields increased 75 basis points.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 2.46% during the year.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 3.37% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Dec-2018	$10,020	$10,052	$10,091
Dec-2019	$10,377	$10,457	$10,971
Dec-2020	$10,590	$10,806	$11,795
Dec-2021	$10,565	$10,755	$11,613
Dec-2022	$10,346	$10,358	$10,102
Dec-2023	$10,873	$10,836	$10,660
Dec-2024	$11,437	$11,308	$10,794

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	5.19%	1.96%	2.25%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,418,190	$ 15,418,190
Holdings Count | Holding	72	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,418,190
Number of Portfolio Holdings	72
Portfolio Turnover	58%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%
Average maturity (years)	1.70
30-day SEC yield (with waivers)	4.29%
30-day SEC yield (without waivers)	2.65%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrial	58.6%
Utility	19.9%
U.S. Treasury Obligations	10.7%
Asset Backed Securities	7.2%
Finance	2.0%
Municipal Bonds	0.4%

Material Fund Change Expenses [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216811
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 11.91% against a return of 11.54% for the Russell 2000® Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Strong stock selection drove returns in Health Care. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and Q2 Holdings, Inc. Modine continued to benefit from management’s implementation of 80/20 business processes and robust data center demand.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Real Estate. Energy was negatively impacted by the decline in the price of oil and stock selection. The three individual securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below faced headwinds from weak consumer spending, management execution, and tariff concerns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$232,593	$238,965	$251,197
Dec-2016	$267,037	$289,883	$283,187
Dec-2017	$307,037	$332,344	$343,026
Dec-2018	$291,111	$295,739	$325,046
Dec-2019	$370,370	$371,227	$425,871
Dec-2020	$454,815	$445,326	$514,827
Dec-2021	$561,586	$511,319	$646,937
Dec-2022	$487,924	$406,824	$522,680
Dec-2023	$555,937	$475,694	$658,351
Dec-2024	$622,155	$530,579	$815,090

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	11.91%	10.93%	9.55%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 84,914,098	$ 84,914,098
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 567,454
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,914,098
Number of Portfolio Holdings	85
Portfolio Turnover	40%
Total Advisory Fees Paid	$567,454
Total Advisory Fees Paid %	0.70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	28.5%
Information Technology	15.9%
Health Care	15.1%
Materials	9.2%
Financials	9.1%
Consumer Discretionary	7.0%
Energy	3.5%
Consumer Staples	3.3%
Real Estate	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Descartes Systems Group, Inc. (The)	2.4%
Summit Materials, Inc.	1.9%
ITT, Inc.	1.9%
Matador Resources Co.	1.8%
Bio-Techne Corp.	1.7%
EnPro Industries, Inc.	1.7%
SouthState Corp.	1.7%
Globus Medical, Inc.	1.7%
Silgan Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000216810
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Core Fund
Trading Symbol	SBHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

   For the year, the retail class of the Fund returned 11.88% against a return of 11.54% for the Russell 2000® Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Strong stock selection drove returns in Health Care. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and Q2 Holdings, Inc. Modine continued to benefit from management’s implementation of 80/20 business processes and robust data center demand.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Real Estate. Energy was negatively impacted by the decline in the price of oil and stock selection. The three individual securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below faced headwinds from weak consumer spending, management execution, and tariff concerns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,290	$9,559	$10,048
Dec-2016	$10,649	$11,595	$11,327
Dec-2017	$12,226	$13,294	$13,721
Dec-2018	$11,575	$11,830	$13,002
Dec-2019	$14,704	$14,849	$17,035
Dec-2020	$18,027	$17,813	$20,593
Dec-2021	$22,220	$20,453	$25,877
Dec-2022	$19,273	$16,273	$20,907
Dec-2023	$21,907	$19,028	$26,334
Dec-2024	$24,510	$21,223	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	11.88%	10.76%	9.38%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 84,914,098	$ 84,914,098
Holdings Count | Holding	85	85
Advisory Fees Paid, Amount	$ 567,454
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,914,098
Number of Portfolio Holdings	85
Portfolio Turnover	40%
Total Advisory Fees Paid	$567,454
Total Advisory Fees Paid %	0.70%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	28.5%
Information Technology	15.9%
Health Care	15.1%
Materials	9.2%
Financials	9.1%
Consumer Discretionary	7.0%
Energy	3.5%
Consumer Staples	3.3%
Real Estate	2.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Descartes Systems Group, Inc. (The)	2.4%
Summit Materials, Inc.	1.9%
ITT, Inc.	1.9%
Matador Resources Co.	1.8%
Bio-Techne Corp.	1.7%
EnPro Industries, Inc.	1.7%
SouthState Corp.	1.7%
Globus Medical, Inc.	1.7%
Silgan Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134696
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 15.75% against a return of 15.15% for the Russell 2000® Growth Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Health Care. Strong stock selection drove performance in the Financials sector, particularly due to a number of holdings operating in the capital markets industry. The three individual securities that contributed the most on an absolute basis were Natera, Inc., Credo Technology Group Holding, Ltd., and Comfort Systems USA, Inc. Semiconductor company Credo experienced a significant inflection in its growth prospects driven by a strong position in artificial intelligence deployments at various hyperscalers.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Real Estate, and Communication Services. Materials sector performance was driven by poor stock selection, particularly with companies exposed to weaker semiconductor and lithium markets. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Atkore, Inc. Sales execution issues plagued software company Sprout Social causing growth to slow more than anticipated, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$239,078	$246,546	$251,197
Dec-2016	$261,114	$274,450	$283,187
Dec-2017	$328,842	$335,287	$343,026
Dec-2018	$340,544	$304,078	$325,046
Dec-2019	$438,172	$390,691	$425,871
Dec-2020	$691,608	$525,996	$514,827
Dec-2021	$773,128	$540,906	$646,937
Dec-2022	$521,993	$398,337	$522,680
Dec-2023	$617,648	$472,661	$658,351
Dec-2024	$714,946	$544,289	$815,090

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	15.75%	10.29%	11.08%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 261,544,401	$ 261,544,401
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 1,657,990
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$261,544,401
Number of Portfolio Holdings	82
Portfolio Turnover	46%
Total Advisory Fees Paid	$1,657,990
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	22.1%
Health Care	21.4%
Information Technology	18.0%
Financials	10.4%
Consumer Discretionary	8.1%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.7%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sterling Infrastructure, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
Glaukos Corp.	2.0%
John Bean Technologies Corp.	1.9%
Descartes Systems Group, Inc. (The)	1.8%
RadNet, Inc.	1.8%
Casella Waste Systems, Inc.	1.8%
AZEK Co., Inc. (The)	1.7%
Hamilton Lane, Inc.	1.7%
Construction Partners, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000134695
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Growth Fund
Trading Symbol	WTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 15.60% against a return of 15.15% for the Russell 2000® Growth Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Health Care. Strong stock selection drove performance in the Financials sector, particularly due to a number of holdings operating in the capital markets industry. The three individual securities that contributed the most on an absolute basis were Natera, Inc., Credo Technology Group Holding, Ltd., and Comfort Systems USA, Inc. Semiconductor company Credo experienced a significant inflection in its growth prospects driven by a strong position in artificial intelligence deployments at various hyperscalers.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Real Estate, and Communication Services. Materials sector performance was driven by poor stock selection, particularly with companies exposed to weaker semiconductor and lithium markets. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Atkore, Inc. Sales execution issues plagued software company Sprout Social causing growth to slow more than anticipated, in our view.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,523	$9,862	$10,048
Dec-2016	$10,361	$10,978	$11,327
Dec-2017	$13,052	$13,411	$13,721
Dec-2018	$13,469	$12,163	$13,002
Dec-2019	$17,304	$15,628	$17,035
Dec-2020	$27,283	$21,040	$20,593
Dec-2021	$30,455	$21,636	$25,877
Dec-2022	$20,529	$15,933	$20,907
Dec-2023	$24,244	$18,906	$26,334
Dec-2024	$28,026	$21,772	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	15.60%	10.12%	10.86%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 261,544,401	$ 261,544,401
Holdings Count | Holding	82	82
Advisory Fees Paid, Amount	$ 1,657,990
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$261,544,401
Number of Portfolio Holdings	82
Portfolio Turnover	46%
Total Advisory Fees Paid	$1,657,990
Total Advisory Fees Paid %	0.65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	22.1%
Health Care	21.4%
Information Technology	18.0%
Financials	10.4%
Consumer Discretionary	8.1%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.7%
Real Estate	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sterling Infrastructure, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
Glaukos Corp.	2.0%
John Bean Technologies Corp.	1.9%
Descartes Systems Group, Inc. (The)	1.8%
RadNet, Inc.	1.8%
Casella Waste Systems, Inc.	1.8%
AZEK Co., Inc. (The)	1.7%
Hamilton Lane, Inc.	1.7%
Construction Partners, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211587
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 13.57% against a return of 8.05% for the Russell 2000® Value Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. Industrials holdings continued to generate higher-than-expected earnings, driven by actions taken by management teams to position their businesses to take advantage of strong industrial-related spending. The three individual securities that contributed the most on an absolute basis were REV Group, Inc. (REVG), ICU Medical, Inc., and Modine Manufacturing Co. REVG increased margins due to the simplification of its portfolio of businesses and refocusing efforts to drive operational improvements in its Fire and Emergency business.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Energy. Consumer Staples holdings struggled with passing along inflationary pressures and, in many situations, saw demand normalize further post the COVID-19 recovery years of 2021 and 2022. The three individual securities that detracted the most on an absolute basis were Goodyear Tire & Rubber Co. (GT), Galapagos N.V., and Papa John’s International, Inc. GT was impacted by lower-priced imports from Asia into both U.S. and European markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$234,115	$231,328	$251,197
Dec-2016	$287,128	$304,753	$283,187
Dec-2017	$318,554	$328,640	$343,026
Dec-2018	$304,606	$286,363	$325,046
Dec-2019	$379,614	$350,492	$425,871
Dec-2020	$403,224	$366,734	$514,827
Dec-2021	$470,245	$470,412	$646,937
Dec-2022	$401,363	$402,280	$522,680
Dec-2023	$449,337	$461,200	$658,351
Dec-2024	$510,334	$498,348	$815,090

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	13.57%	6.10%	7.40%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 506,301,967	$ 506,301,967
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 4,411,895
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$506,301,967
Number of Portfolio Holdings	79
Portfolio Turnover	33%
Total Advisory Fees Paid	$4,411,895
Total Advisory Fees Paid %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	20.2%
Financials	19.4%
Materials	12.9%
Consumer Discretionary	12.2%
Health Care	11.3%
Information Technology	7.4%
Energy	7.0%
Utilities	3.6%
Real Estate	2.8%
Consumer Staples	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
REV Group, Inc.	3.4%
Valmont Industries, Inc.	2.9%
Mercury Systems, Inc.	2.8%
AZZ, Inc.	2.3%
QuidelOrtho Corp.	2.2%
Summit Materials, Inc.	2.2%
ICU Medical, Inc.	2.1%
Crescent Energy Co.	2.1%
Apogee Enterprises, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature
C000211588
Shareholder Report [Line Items]
Fund Name	Segall Bryant & Hamill Small Cap Value Fund
Trading Symbol	SBRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	(800) 392-2673
Additional Information Website	www.cisbh.com/funds/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the year, retaill class of the Fund returned 13.33% against a return of 8.05% for the Russell 2000® Value Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. Industrials holdings continued to generate higher-than-expected earnings, driven by actions taken by management teams to position their businesses to take advantage of strong industrial-related spending. The three individual securities that contributed the most on an absolute basis were REV Group, Inc. (REVG), ICU Medical, Inc., and Modine Manufacturing Co. REVG increased margins due to the simplification of its portfolio of businesses and refocusing efforts to drive operational improvements in its Fire and Emergency business.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Energy. Consumer Staples holdings struggled with passing along inflationary pressures and, in many situations, saw demand normalize further post the COVID-19 recovery years of 2021 and 2022. The three individual securities that detracted the most on an absolute basis were Goodyear Tire & Rubber Co. (GT), Galapagos N.V., and Papa John’s International, Inc. GT was impacted by lower-priced imports from Asia into both U.S. and European markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,350	$9,253	$10,048
Dec-2016	$11,451	$12,190	$11,327
Dec-2017	$12,685	$13,146	$13,721
Dec-2018	$12,111	$11,455	$13,002
Dec-2019	$15,073	$14,020	$17,035
Dec-2020	$15,998	$14,669	$20,593
Dec-2021	$18,633	$18,816	$25,877
Dec-2022	$15,883	$16,091	$20,907
Dec-2023	$17,764	$18,448	$26,334
Dec-2024	$20,132	$19,934	$32,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	13.33%	5.96%	7.25%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 506,301,967	$ 506,301,967
Holdings Count | Holding	79	79
Advisory Fees Paid, Amount	$ 4,411,895
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$506,301,967
Number of Portfolio Holdings	79
Portfolio Turnover	33%
Total Advisory Fees Paid	$4,411,895
Total Advisory Fees Paid %	0.80%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Industrials	20.2%
Financials	19.4%
Materials	12.9%
Consumer Discretionary	12.2%
Health Care	11.3%
Information Technology	7.4%
Energy	7.0%
Utilities	3.6%
Real Estate	2.8%
Consumer Staples	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
REV Group, Inc.	3.4%
Valmont Industries, Inc.	2.9%
Mercury Systems, Inc.	2.8%
AZZ, Inc.	2.3%
QuidelOrtho Corp.	2.2%
Summit Materials, Inc.	2.2%
ICU Medical, Inc.	2.1%
Crescent Energy Co.	2.1%
Apogee Enterprises, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Updated Prospectus Web Address	www.cisbh.com/funds/literature